ACCOUNTS RECEIVABLE (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Balance at beginning of year	$ 10,691,810	$ 8,408,318	$ 6,276,670
Additions	3,744,986	2,731,820	2,438,328
Written off	(408,848)	(903,768)	(341,917)
Exchange difference	259,413	455,440	35,237
Balance at end of year	$ 14,287,361	$ 10,691,810	$ 8,408,318